Investment (Details)								10 Months Ended	12 Months Ended
	Nov. 05, 2024 USD ($)	Nov. 05, 2024 CNY (¥)	Feb. 26, 2024 USD ($)	Feb. 26, 2024 CNY (¥)	Jan. 05, 2023 USD ($)	Jan. 05, 2023 CNY (¥)	Mar. 03, 2011 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CNY (¥)	Nov. 05, 2024 CNY (¥)
Investment [Line Items]
Equity method goodwill								$ 7,900,000		$ 7,900,000			¥ 57,600,000
Amortizable land use right										404		$ 611
Deferred tax liabilities								$ 70,000.00		$ 70,000.00			¥ 500,000
Zhongxiangxin [Member]
Investment [Line Items]
Equity interest								25.00%	25.00%	25.00%		25.00%	25.00%
Investment gain									$ 3,137	$ 6,578		$ 4,832
Huadong [Member]
Investment [Line Items]
Equity interest			45.00%	45.00%
Yangzhou Boxin Medical Equipment Co., Ltd. [Member]
Investment [Line Items]
Equity interest			10.00%	10.00%
Hainan Guoxie [Member]
Investment [Line Items]
Investment gain								$ 83,856	52,140
Jiangsu Guomai [Member]
Investment [Line Items]
Equity interest	40.00%													40.00%
Investment gain									24,930	3,749
Investment amount	$ 13,700,000	¥ 100
Equity method goodwill	$ 7,900,000													¥ 57,600,000
Amortizable land use right										$ 300,000	¥ 2,000,000
Yangzhou Juyuan Guarantee Co., Ltd. [Member]
Investment [Line Items]
Equity interest					5.00%	5.00%	12.00%
Investment amount | ¥							¥ 6,000,000
Consideration cash					$ 353,062	¥ 2,500,000
Carrying value investment amount									$ 500,493
Yangzhou Boxin Medical Equipment Co., Ltd. [Member]
Investment [Line Items]
Amount consideration			$ 637,940	¥ 4,400,000